FAIR VALUE MEASUREMENTS - Issued Notes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period			$ 28,249,653	$ 0	$ 0
Debt issued to third parties			88,618,714		30,028,640
Unrealized loss on change in fair value (risk-free)	$ (2,088,797)	$ (1,235,032)	309,865	$ (859,519)	90,719	$ 0
Unrealized (gain) on change in fair value (credit-adjusted)			1,635,596		(1,869,706)
Change in estimated fair value	760,457		1,945,461		(1,778,987)
Fair value at end of period	$ 118,813,828		$ 118,813,828		$ 28,249,653	$ 0